Average Annual Total Returns - Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI All World ex Us High Dividend Yield Equity ETF before tax Inception Date	Xtrackers MSCI All World ex Us High Dividend Yield Equity ETF before tax 1 Year	Xtrackers MSCI All World ex Us High Dividend Yield Equity ETF before tax 5 Years	Xtrackers MSCI All World ex Us High Dividend Yield Equity ETF before tax Since Inception	Xtrackers MSCI All World ex Us High Dividend Yield Equity ETF After tax on distributions 1 Year	Xtrackers MSCI All World ex Us High Dividend Yield Equity ETF After tax on distributions 5 Years	Xtrackers MSCI All World ex Us High Dividend Yield Equity ETF After tax on distributions Since Inception	Xtrackers MSCI All World ex Us High Dividend Yield Equity ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers MSCI All World ex Us High Dividend Yield Equity ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers MSCI All World ex Us High Dividend Yield Equity ETF After tax on distributions and sale of fund shares Since Inception	MSCI ACWI ex USA High Dividend Yield Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI ACWI ex USA High Dividend Yield Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI ACWI ex USA High Dividend Yield Index (reflects no deductions for fees, expenses or taxes) Since Inception	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Aug. 12, 2015	(3.69%)	5.29%	3.31%	(4.62%)	4.38%	2.43%	(1.45%)	4.11%	2.56%	(3.64%)	5.47%	3.49%	10.65%	8.93%	6.58%